Deposits	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Deposits	Security deposits have been made to the lessors of the office building and the aircraft.
	2018	2017
Building	$43,310	$43,310
Aircraft	517,031	475,455
	560,341	518,765